CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Convertible promissory notes payable
$
Balance, December 31, 2018	648,851

Issuances	242,685
Repayments	(33,058)
Conversions to Common Shares	(79,799)
Interest Accrued	12,926
Unrealized Foreign Exchange Adjustment	(13,971)

Balance, March 31, 2019	777,634